Note 8 - Long-term Bank Loans (Details Textual)						6 Months Ended
	Jul. 13, 2023 USD ($)	Jun. 29, 2023 USD ($)	May 30, 2023 USD ($)	Mar. 30, 2023 USD ($)	Feb. 06, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Repayments of Long-Term Debt			$ 7,500,000		$ 6,650,000
Long-Term Debt, Excluding Current Maturities						$ 103,971,969		$ 51,812,086
Restricted Cash						6,372,338		$ 5,593,173
Interest Expense						2,087,399	$ 2,146,602
Interest Costs Capitalized						2,316,115	$ 0
Term Sheet With Eurobank Ergasias S.A [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 26,000,000.0
Line of Credit Facility, Maximum Borrowing Amount, Percent of the Vessel's Market Value for Financing				67.00%
Proceeds from Issuance of Debt				$ 26,000,000
Debt Instrument, Number of Consecutive Quarterly Installments				28
Loan Payable, Twelve Quarterly Instruments				$ 700,000
Loan Payable, Sixteen Quarterly Instruments				450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 10,400,000
Term Sheet With Eurobank Ergasias S.A [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate				2.15%
Term Sheet With National Bank of Greece S.A [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 26,000,000.0
Line of Credit Facility, Maximum Borrowing Amount, Percent of the Vessel's Market Value for Financing		65.00%
Proceeds from Issuance of Debt		$ 26,000,000
Debt Instrument, Number of Consecutive Quarterly Installments		24
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 14,000,000
Term Sheet With National Bank of Greece S.A [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate		2.15%
Term Sheet With National Bank of Greece S.A, First Twelve Installments [Member]
Debt Instrument Number of Quarterly Payments		12
Debt Instrument, Periodic Payment		$ 800,000
Term Sheet With National Bank of Greece S.A, Second Twelve Installments [Member]
Debt Instrument Number of Quarterly Payments		12
Debt Instrument, Periodic Payment		$ 200,000
Term Sheet, Piraeus S.A. [Member]
Long-Term Debt, Excluding Current Maturities						$ 17,400,000
Term Sheet, Piraeus S.A. [Member] | Subsequent Event [Member]
Proceeds from Issuance of Debt	$ 40,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 20,000,000
Debt Instrument, Basis Spread on Variable Rate	0.90%
Debt Instrument Number of Quarterly Payments	16
Debt Instrument, Periodic Payment	$ 1,250,000
Debt Instrument, Face Amount	$ 28,380,000
Debt Instrument, Basis Spread on Variable Rate on Remaining Outstanding Loan	2.25%
Loan Agreements, Term Sheet [Member] | Minimum [Member]
Debt Instrument, Covenant, Security Cover Ratio						120.00%
Loan Agreements, Term Sheet [Member] | Maximum [Member]
Debt Instrument, Covenant, Security Cover Ratio						130.00%